Net Loss Per Common Share	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Adagio Medical Inc
Net Loss Per Common Share

Note 14 — Net Loss Per Common Share

Basic net loss per common share is computed by dividing net loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding for the period. Diluted net loss per common share excludes the potential impact of the Company’s convertible preferred stock, common stock warrants, and common stock options because the Company’s net losses would cause such shares to be anti-dilutive. Therefore, as the Company recorded net losses in the periods presented, basic and diluted net loss per common share are the same.

The following table sets forth the computation of basic and diluted net loss per share attributable to common stockholders for the periods presented (in thousands, except share and per share data):

	2024	2023
Six months ended June 30, (Unaudited)	(As Restated)	(As Restated)
Numerator:
Net loss attributable to common stockholders	$(13,043)	$(17,208)
Denominator:
Weighted-average shares outstanding used in computing net loss per share attributable to common stockholders – basic and diluted	779,908	758,942
Net loss per share attributable to common stockholders – basic and diluted	$(16.72)	$(22.67)

The following potentially dilutive securities were excluded from the computation of diluted net loss per share calculations for the periods presented because the impact of including them would be anti-dilutive:

Six months ended June 30, (Unaudited)	2024	2023
Convertible preferred stock	4,732,044	4,939,946
Stock options	742,409	712,946
Common stock warrants	49,080	49,080
Total	5,523,533	5,701,972

Note 14 — Net Loss Per Common Share

Basic net loss per common share is computed by dividing net loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding for the period. Diluted net loss per common share excludes the potential impact of the Company’s convertible preferred stock, common stock warrants, and common stock options because the Company’s net losses would cause such shares to be anti-dilutive. Therefore, as the Company recorded net losses in the periods presented, basic and diluted net loss per common share are the same.

The following table sets forth the computation of basic and diluted net loss per share attributable to common stockholders for the years presented (in thousands, except share and per share data):

Years ended December 31,	2023	2022
	(As Restated)
Numerator:
Net loss attributable to common stockholders	$(36,590)	$(23,673)
Denominator:
Weighted-average shares outstanding used in computing net loss per share attributable to common stockholders – basic and diluted	759,814	751,568
Net loss per share attributable to common stockholders – basic and diluted	(48.16)	(31.50)

The following potentially dilutive securities were excluded from the computation of diluted net loss per share calculations for the years presented because the impact of including them would be anti-dilutive:

	December 31, 2023	December 31, 2022
Convertible preferred stock	4,939,946	4,939,946
Stock options	747,001	619,527
Common stock warrants	49,080	—
Total	5,736,027	5,559,473